UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - ANNUAL REPORT FOR PERIOD ENDING
JULY 31, 2006

[LOGO OF USAA]
   USAA(R)

                            USAA HIGH-YIELD
                               OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

SHAREHOLDER VOTING RESULTS                                                  11

FINANCIAL INFORMATION

    Distributions to Shareholders                                           12

    Report of Independent Registered Public Accounting Firm                 13

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       35

    Financial Statements                                                    39

    Notes to Financial Statements                                           42

EXPENSE EXAMPLE                                                             56

ADVISORY AGREEMENTS                                                         58

DIRECTORS' AND OFFICERS' INFORMATION                                        63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                   AS I WRITE THESE WORDS, INFLATION HAS TAKEN
[PHOTO OF CHRISTOPHER W. CLAUS]      CENTER STAGE. AND IT IS LIKELY TO STAY
                                  THERE - WITH A BRIGHT SPOTLIGHT ON IT - UNTIL INVESTORS ARE SURE THAT IT IS UNDER CONTROL.

                                                          "

                                                                     August 2006
--------------------------------------------------------------------------------

         As I write these words, inflation has taken center stage. And it is likely to stay there - with a bright spotlight on it - until investors are sure that it is under control.

         Since June 2004, the Federal Reserve Board (the Fed) has tried to manage inflation by raising short-term interest rates 17 consecutive times. But it cannot accurately predict how these past rate increases will affect future rates of inflation. So on August 8, the Fed "paused" in raising rates to let past increases work their way through the financial system.

         Economic growth has already moderated from its strong pace earlier this year, supporting the Fed's belief that the economy is cooling gradually. Inflationary trends, however, persist. Fed governors must try to strike the right balance if they are to give the economy "a soft landing," taming inflation without choking off growth and hurting corporate earnings.

         Regardless, companies can no longer rely on an expanding economy to help them maintain earnings. They must strive to increase productivity, cut expenses, or take profitable market share away from a competitor. The only other alternative is to raise prices - which would be inflationary.

         Some companies can and will grow. The challenge for investors is to find and buy those stocks before the rest of the market seizes

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the opportunity. In other words, it is a time for careful stock selection. At USAA Investment Management Company (IMCO), we have hired some of the finest money managers in the country, who work hard to make these decisions. They are seasoned equity professionals who at times have had success in up and down market cycles.

         In the bond market, long-term yields remain relatively low. The fixed-income market believes that to keep the economy from slowing too much, the Fed will eventually have to start lowering rates. If short-term rates do come down, bonds look attractive. In the interim, our fixed-income team has re-positioned your bond funds to take advantage of nearer-term opportunities. For investors who have been sitting tight in money market funds and short-term certificates of deposit (CDs), bonds with intermediate-term maturities may offer attractive values.

         Whatever happens in the months ahead, rest assured that all of us at IMCO will continue working in your best interests. Thank you for the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                  MATTHEW FREUND, CFA
                                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund returned 4.59% for the one-year period ended July 31, 2006, putting your Fund in the top 28% of its peer group (the average Lipper High Current Yield Fund returned 3.80%). Over the same period, the Fund outperformed the CSFB Global High Yield Index (4.50%), the Lipper High Current Yield Bond Funds Index (3.98%), and the Citigroup 10-Year U.S. Treasury Index (-1.95%), and underperformed the S&P 500 Index, which returned 5.38%.

         High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, the Fund's long-term total returns should generally fall between these two asset classes (see following graph). This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL HIGH CURRENT YIELD FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         REFER TO PAGE 8 FOR DEFINITIONS OF THE CSFB GLOBAL HIGH YIELD INDEX AND THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           COMPARATIVE RETURNS

                         [CHART OF COMPARATIVE RETURNS]

                   S&P 500       USAA HIGH-YIELD         CITIGROUP 10-YEAR
                    INDEX       OPPORTUNITIES FUND      U.S. TREASURY INDEX
                   -------      ------------------      -------------------
07/29/05             0.00%            0.00%                   0.00%
08/01/05             0.10             0.00                   -0.27
08/02/05             0.81             0.00                   -0.39
08/03/05             0.90             0.11                   -0.10
08/04/05             0.16             0.11                   -0.22
08/05/05            -0.60             0.00                   -0.78
08/08/05            -0.86            -0.11                   -0.97
08/09/05            -0.19             0.00                   -0.77
08/10/05            -0.34             0.00                   -0.75
08/11/05             0.38             0.11                   -0.25
08/12/05            -0.22             0.23                    0.30
08/15/05             0.08             0.23                    0.07
08/16/05            -1.10             0.23                    0.44
08/17/05            -1.00             0.23                    0.05
08/18/05            -1.10             0.46                    0.60
08/19/05            -1.03             0.46                    0.63
08/22/05            -0.87             0.57                    0.66
08/23/05            -1.20             0.57                    0.84
08/24/05            -1.84             0.80                    0.91
08/25/05            -1.62             0.80                    1.06
08/26/05            -2.21             0.91                    0.82
08/29/05            -1.61             0.80                    1.01
08/30/05            -1.91             0.80                    1.64
08/31/05            -0.91             0.91                    2.32
09/01/05            -0.81             0.91                    2.29
09/02/05            -1.10             0.91                    2.20
09/05/05            -1.10             0.91                    2.24
09/06/05             0.15             0.91                    1.80
09/07/05             0.41             0.80                    1.37
09/08/05             0.03             0.91                    1.39
09/09/05             0.83             1.03                    1.52
09/12/05             0.76             0.91                    1.19
09/13/05             0.03             1.03                    1.48
09/14/05            -0.30             1.03                    1.23
09/15/05            -0.25             0.91                    0.85
09/16/05             0.58             0.80                    0.47
09/19/05             0.02             0.68                    0.62
09/20/05            -0.77             0.45                    0.65
09/21/05            -1.67             0.22                    1.12
09/22/05            -1.29             0.11                    1.24
09/23/05            -1.23             0.11                    0.67
09/26/05            -1.21             0.11                    0.36
09/27/05            -1.20             0.00                    0.30
09/28/05            -1.08             0.03                    0.61
09/29/05            -0.20             0.03                    0.41
09/30/05            -0.11            -0.09                    0.13
10/03/05            -0.28            -0.09                   -0.31
10/04/05            -1.27            -0.09                   -0.23
10/05/05            -2.70            -0.20                   -0.08
10/06/05            -3.10            -0.20                   -0.12
10/07/05            -2.74            -0.20                   -0.07
10/10/05            -3.43            -0.20                   -0.03
10/11/05            -3.63            -0.43                   -0.22
10/12/05            -4.20            -0.78                   -0.65
10/13/05            -4.27            -1.12                   -0.91
10/14/05            -3.48            -1.12                   -1.00
10/17/05            -3.19            -0.89                   -0.98
10/18/05            -4.16            -0.78                   -0.89
10/19/05            -2.72            -0.78                   -0.74
10/20/05            -4.18            -0.78                   -0.70
10/21/05            -4.03            -0.55                   -0.14
10/24/05            -2.42            -0.55                   -0.54
10/25/05            -2.65            -0.66                   -1.02
10/26/05            -3.07            -0.89                   -1.63
10/27/05            -4.07            -0.91                   -1.38
10/28/05            -2.48            -1.03                   -1.45
10/31/05            -1.78            -0.91                   -1.36
11/01/05            -2.12            -0.91                   -1.47
11/02/05            -1.13            -0.80                   -1.71
11/03/05            -0.68            -0.80                   -1.95
11/04/05            -0.66            -0.68                   -2.05
11/07/05            -0.44            -0.68                   -1.87
11/08/05            -0.73            -0.57                   -1.27
11/09/05            -0.56            -0.57                   -1.81
11/10/05             0.30            -0.57                   -1.26
11/11/05             0.60            -0.45                   -1.24
11/14/05             0.53            -0.68                   -1.58
11/15/05             0.16            -0.68                   -1.24
11/16/05             0.36            -0.68                   -0.73
11/17/05             1.30            -0.80                   -0.53
11/18/05             1.76            -0.57                   -0.89
11/21/05             2.30            -0.45                   -0.58
11/22/05             2.82            -0.45                   -0.33
11/23/05             3.19            -0.34                   -0.73
11/24/05             3.19            -0.34                   -0.72
11/25/05             3.40            -0.22                   -0.35
11/28/05             2.54            -0.09                   -0.10
11/29/05             2.56            -0.21                   -0.68
11/30/05             1.94            -0.21                   -0.75
12/01/05             3.18            -0.09                   -1.00
12/02/05             3.21             0.02                   -0.97
12/05/05             2.97            -0.09                   -1.28
12/06/05             3.11             0.02                   -0.72
12/07/05             2.61             0.02                   -0.89
12/08/05             2.49             0.14                   -0.46
12/09/05             2.78             0.14                   -1.02
12/12/05             2.87             0.14                   -1.08
12/13/05             3.45             0.26                   -0.94
12/14/05             3.89             0.37                   -0.30
12/15/05             3.75             0.37                   -0.39
12/16/05             3.46             0.49                   -0.23
12/19/05             2.85             0.49                   -0.16
12/20/05             2.83             0.49                   -0.31
12/21/05             3.09             0.49                   -0.46
12/22/05             3.55             0.61                   -0.04
12/23/05             3.61             0.72                    0.41
12/27/05             2.62             0.72                    0.75
12/28/05             2.77             0.77                    0.48
12/29/05             2.47             0.77                    0.54
12/30/05             1.97             0.88                    0.41
01/03/06             3.65             1.00                    0.57
01/04/06             4.05             1.12                    0.73
01/05/06             4.05             1.24                    0.73
01/06/06             5.06             1.47                    0.57
01/09/06             5.44             1.59                    0.60
01/10/06             5.41             1.59                    0.24
01/11/06             5.79             1.59                    0.00
01/12/06             5.13             1.59                    0.38
01/13/06             5.25             1.59                    0.88
01/16/06             5.25             1.59                    0.92
01/17/06             4.87             1.59                    1.07
01/18/06             4.47             1.59                    1.01
01/19/06             5.05             1.59                    0.73
01/20/06             3.13             1.59                    0.88
01/23/06             3.32             1.70                    0.94
01/24/06             3.57             1.70                    0.69
01/25/06             3.40             1.82                    0.02
01/26/06             4.15             1.82                   -0.32
01/27/06             4.97             1.90                   -0.17
01/30/06             5.09             2.02                   -0.36
01/31/06             4.67             2.14                   -0.32
02/01/06             4.88             2.14                   -0.56
02/02/06             3.96             2.26                   -0.54
02/03/06             3.41             2.26                   -0.30
02/06/06             3.49             2.26                   -0.35
02/07/06             2.66             2.26                   -0.52
02/08/06             3.59             2.26                   -0.71
02/09/06             3.44             2.26                   -0.59
02/10/06             3.71             2.26                   -0.87
02/13/06             3.38             2.37                   -0.84
02/14/06             4.43             2.37                   -1.07
02/15/06             4.82             2.37                   -1.01
02/16/06             5.60             2.49                   -0.94
02/17/06             5.42             2.61                   -0.50
02/20/06             5.42             2.61                   -0.46
02/21/06             5.08             2.73                   -0.64
02/22/06             5.88             2.85                   -0.38
02/23/06             5.51             2.85                   -0.64
02/24/06             5.66             2.95                   -0.65
02/27/06             6.06             3.07                   -0.80
02/28/06             4.96             3.07                   -0.40
03/01/06             5.85             3.07                   -0.73
03/02/06             5.68             3.07                   -1.10
03/03/06             5.53             3.07                   -1.45
03/06/06             4.80             2.95                   -1.84
03/07/06             4.61             2.95                   -1.82
03/08/06             4.85             2.72                   -1.80
03/09/06             4.34             2.72                   -1.75
03/10/06             5.11             2.72                   -1.92
03/13/06             5.35             2.72                   -2.03
03/14/06             6.44             2.83                   -1.43
03/15/06             6.90             2.95                   -1.66
03/16/06             7.10             3.07                   -1.00
03/17/06             7.25             3.19                   -1.19
03/20/06             7.08             3.31                   -1.02
03/21/06             6.43             3.43                   -1.48
03/22/06             7.08             3.43                   -1.37
03/23/06             6.80             3.43                   -1.63
03/24/06             6.90             3.54                   -1.11
03/27/06             6.79             3.54                   -1.30
03/28/06             6.11             3.54                   -1.86
03/29/06             6.92             3.52                   -2.09
03/30/06             6.71             3.52                   -2.44
03/31/06             6.26             3.52                   -2.40
04/03/06             6.51             3.52                   -2.57
04/04/06             7.19             3.64                   -2.51
04/05/06             7.66             3.64                   -2.25
04/06/06             7.48             3.64                   -2.65
04/07/06             6.37             3.64                   -3.16
04/10/06             6.46             3.64                   -3.13
04/11/06             5.66             3.64                   -2.86
04/12/06             5.78             3.52                   -3.19
04/13/06             5.87             3.52                   -3.62
04/14/06             5.87             3.52                   -3.61
04/17/06             5.56             3.52                   -3.36
04/18/06             7.39             3.64                   -3.11
04/19/06             7.59             3.64                   -3.47
04/20/06             7.71             3.76                   -3.56
04/21/06             7.70             3.88                   -3.34
04/24/06             7.44             4.00                   -3.12
04/25/06             6.92             3.88                   -3.73
04/26/06             7.23             3.96                   -3.96
04/27/06             7.62             3.96                   -3.80
04/28/06             7.69             4.08                   -3.62
05/01/06             7.25             4.08                   -4.09
05/02/06             7.90             4.20                   -3.95
05/03/06             7.48             4.20                   -4.18
05/04/06             7.85             4.32                   -4.15
05/05/06             8.96             4.44                   -3.88
05/08/06             8.88             4.44                   -3.89
05/09/06             8.92             4.56                   -3.95
05/10/06             8.78             4.56                   -3.93
05/11/06             7.41             4.56                   -4.14
05/12/06             6.20             4.44                   -4.51
05/15/06             6.48             4.44                   -4.24
05/16/06             6.29             4.32                   -3.85
05/17/06             4.53             4.20                   -4.18
05/18/06             3.83             4.20                   -3.57
05/19/06             4.26             4.32                   -3.42
05/22/06             3.85             4.20                   -3.27
05/23/06             3.40             4.08                   -3.47
05/24/06             3.57             3.96                   -3.24
05/25/06             4.76             3.96                   -3.49
05/26/06             5.37             4.09                   -3.34
05/29/06             5.37             4.09                   -3.30
05/30/06             3.71             4.09                   -3.52
05/31/06             4.59             4.09                   -3.69
06/01/06             5.88             4.09                   -3.66
06/02/06             6.09             4.33                   -2.80
06/05/06             4.20             4.33                   -2.98
06/06/06             4.09             4.21                   -2.83
06/07/06             3.48             4.21                   -2.95
06/08/06             3.63             4.09                   -2.70
06/09/06             3.17             4.21                   -2.62
06/12/06             1.86             4.21                   -2.60
06/13/06             0.84             3.97                   -2.41
06/14/06             1.36             3.73                   -3.05
06/15/06             3.52             3.61                   -3.39
06/16/06             3.14             3.61                   -3.61
06/19/06             2.20             3.61                   -3.69
06/20/06             2.20             3.49                   -3.76
06/21/06             3.20             3.37                   -3.74
06/22/06             2.68             3.25                   -4.04
06/23/06             2.59             3.25                   -4.24
06/26/06             3.09             3.13                   -4.27
06/27/06             2.15             3.13                   -4.05
06/28/06             2.73             3.13                   -4.29
06/29/06             4.95             3.25                   -3.99
06/30/06             4.73             3.61                   -3.49
07/03/06             5.57             3.74                   -3.57
07/04/06             5.57             3.74                   -3.55
07/05/06             4.82             3.61                   -4.07
07/06/06             5.10             3.86                   -3.77
07/07/06             4.39             3.98                   -3.36
07/10/06             4.55             3.98                   -3.31
07/11/06             4.98             4.10                   -3.07
07/12/06             3.85             4.10                   -3.06
07/13/06             2.50             3.98                   -2.85
07/14/06             2.00             3.86                   -2.74
07/17/06             1.86             3.86                   -2.76
07/18/06             2.06             3.86                   -3.20
07/19/06             3.96             4.10                   -2.65
07/20/06             3.08             4.10                   -2.41
07/21/06             2.35             4.22                   -2.52
07/24/06             4.06             4.22                   -2.48
07/25/06             4.71             4.22                   -2.63
07/26/06             4.68             4.34                   -2.40
07/27/06             4.26             4.34                   -2.42
07/28/06             5.53             4.59                   -2.03
07/31/06             5.38             4.59                   -1.95

                             [END CHART]

                       *DATA FROM 7/29/05 THROUGH 7/31/06.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         The period started on a stormy note. In addition to taking a human toll, hurricanes Katrina and Rita disrupted energy supplies and increased fears of an economic slowdown. Fear gave way to relief when the winter and the economic impact appeared mild.

         The Federal Reserve Board (the Fed) maintained its measured approach to interest-rate increases, raising the overnight federal funds rate from 3.25% to 5.25%. At its August 8, 2006, meeting, the Fed left rates unchanged - the first pause since increases began in June 2004. Although yields rose across all maturities, longer-term rates ended the period below the federal funds rate. This unusual occurrence is sometimes, but not always, an indication of future economic weakness.

         For several weeks in the spring, investors across most markets became more risk averse. When stocks fell, high-yield securities did not decline as dramatically. When stocks recovered, the high-yield market resumed its upward course. In this rising-rate

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         environment, high-yield securities continued to demonstrate their excellent diversification advantage.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Your high-yield Fund continued to provide a positive total return over the reporting period. As always, we believe that one should be adequately compensated for assuming risk. Our goal was to position the portfolio in sectors with attractive returns and reasonable margins of safety. We remained fully invested and adhered to our strategy of selling over-valued holdings in favor of issues with potentially attractive returns relative to their perceived risks.

         During the period we increased our exposure to the cable TV (primarily Charter Communications, Inc. and Insight Communications, Inc.), secured airline, and consumer finance (primarily General Motors Acceptance Corp. and Ford Motor Credit Co.) sectors. At the same time, we lowered our exposure to the utility, wireless, and wire-line telecommunication sectors.

WHAT IS THE OUTLOOK?

          The last four years have been extraordinary for high-yield securities, but there may be some rough weather ahead. The Fed's future actions will be dependent on inflationary and economic trends. One wild card is the American consumer, who faces steeper energy prices, higher interest payments, and a softer real estate market. If consumers cut back on discretionary spending, we believe the U.S. economy is likely to slow. While the markets continue to react to ongoing geopolitical issues, the midterm elections - on which few investors are concentrating - remain an unknown.

          In the months ahead, investors should expect most of the Fund's return to come from the income provided by the Fund. We believe they should remain disciplined and hold diversified portfolios through all market conditions.

          We also believe high-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and have the potential to help in these diversification efforts. We thank you for your investment in the Fund.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-34.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND
            (Ticker Symbol: USHYX)

OBJECTIVE
--------------------------------------------------------------------------------

         Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                         7/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                            $453.3 Million            $306.7 Million
Net Asset Value Per Share                 $8.58                      $8.79

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/06
--------------------------------------------------------------------------------
1 YEAR                    5 YEARS                   SINCE INCEPTION ON 8/02/99
4.59%                      7.50%                              6.84%

         The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                              CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA HIGH-YIELD            CSFB GLOBAL             LIPPER HIGH CURRENT
                    OPPORTUNITIES FUND        HIGH YIELD INDEX         YIELD BOND FUNDS INDEX
                    ------------------        ----------------         ----------------------
07/31/99                $10,000.00                $10,000.00                  $10,000.00
08/31/99                 10,088.81                  9,911.00                    9,898.54
09/30/99                 10,114.01                  9,834.69                    9,821.40
10/31/99                 10,166.71                  9,786.50                    9,793.07
11/30/99                 10,396.53                  9,919.59                    9,965.61
12/31/99                 10,519.82                 10,039.62                   10,085.58
01/31/00                 10,516.84                  9,999.46                   10,036.01
02/29/00                 10,659.16                 10,061.46                   10,107.21
03/31/00                 10,511.17                  9,910.54                    9,932.23
04/30/00                 10,614.37                  9,895.67                    9,888.91
05/31/00                 10,513.67                  9,737.34                    9,712.87
06/30/00                 10,765.76                  9,955.45                    9,892.66
07/31/00                 10,779.59                 10,049.04                    9,910.39
08/31/00                 10,836.12                 10,116.36                    9,962.20
09/30/00                 10,736.58                 10,023.29                    9,815.60
10/31/00                 10,411.45                  9,711.57                    9,480.12
11/30/00                 10,026.74                  9,328.93                    8,950.88
12/31/00                 10,313.78                  9,516.45                    9,106.15
01/31/01                 11,121.40                 10,086.48                    9,710.33
02/28/01                 11,187.28                 10,188.35                    9,741.03
03/31/01                 10,840.77                  9,985.61                    9,417.86
04/30/01                 10,767.02                  9,881.76                    9,294.39
05/31/01                 11,026.99                 10,079.39                    9,394.90
06/30/01                 10,898.84                  9,923.16                    9,118.24
07/31/01                 11,068.34                 10,029.34                    9,171.67
08/31/01                 11,189.75                 10,169.75                    9,212.32
09/30/01                 10,502.05                  9,528.04                    8,561.83
10/31/01                 10,852.31                  9,745.28                    8,757.67
11/30/01                 11,248.54                 10,060.05                    9,035.83
12/31/01                 11,121.70                 10,066.09                    9,011.42
01/31/02                 11,069.25                 10,159.70                    9,033.11
02/28/02                 10,756.10                 10,087.57                    8,873.48
03/31/02                 11,044.46                 10,318.57                    9,049.10
04/30/02                 10,873.54                 10,482.64                    9,143.72
05/31/02                 10,780.36                 10,445.95                    9,051.96
06/30/02                 10,229.56                 10,081.38                    8,542.32
07/31/02                  9,883.93                  9,793.06                    8,262.30
08/31/02                 10,085.32                  9,920.37                    8,404.55
09/30/02                 10,071.43                  9,798.35                    8,287.61
10/31/02                  9,916.19                  9,738.58                    8,235.17
11/30/02                 10,486.44                 10,253.75                    8,709.89
12/31/02                 10,603.70                 10,378.84                    8,794.52
01/31/03                 10,859.90                 10,661.15                    8,989.01
02/28/03                 10,940.45                 10,818.93                    9,109.47
03/31/03                 11,172.03                 11,095.90                    9,336.87
04/30/03                 11,774.18                 11,661.79                    9,795.28
05/31/03                 12,003.33                 11,830.88                    9,911.78
06/30/03                 12,310.53                 12,176.34                   10,178.84
07/31/03                 12,241.45                 12,077.72                   10,100.37
08/31/03                 12,381.11                 12,212.99                   10,236.00
09/30/03                 12,721.72                 12,546.40                   10,484.55
10/31/03                 12,953.90                 12,802.35                   10,719.81
11/30/03                 13,109.53                 12,977.74                   10,844.01
12/31/03                 13,415.73                 13,277.53                   11,112.49
01/31/04                 13,719.97                 13,535.11                   11,290.81
02/29/04                 13,681.32                 13,541.88                   11,268.73
03/31/04                 13,756.48                 13,632.61                   11,311.71
04/30/04                 13,710.74                 13,613.52                   11,286.02
05/31/04                 13,506.69                 13,398.43                   11,111.62
06/30/04                 13,669.35                 13,606.10                   11,267.08
07/31/04                 13,763.99                 13,780.26                   11,356.89
08/31/04                 13,993.05                 14,004.88                   11,542.23
09/30/04                 14,189.15                 14,217.75                   11,702.44
10/31/04                 14,419.49                 14,462.30                   11,910.64
11/30/04                 14,601.39                 14,645.97                   12,079.70
12/31/04                 14,834.21                 14,865.66                   12,261.89
01/31/05                 14,804.54                 14,862.69                   12,231.69
02/28/05                 14,988.23                 15,058.87                   12,418.61
03/31/05                 14,704.38                 14,698.97                   12,089.21
04/30/05                 14,590.85                 14,553.45                   11,947.96
05/31/05                 14,742.51                 14,732.46                   12,139.42
06/30/05                 14,985.29                 14,978.49                   12,334.76
07/31/05                 15,189.99                 15,183.69                   12,526.31
08/31/05                 15,328.33                 15,262.04                   12,585.82
09/30/05                 15,177.03                 15,114.61                   12,504.10
10/31/05                 15,051.14                 14,972.43                   12,401.02
11/30/05                 15,158.29                 15,075.08                   12,514.01
12/31/05                 15,324.31                 15,200.88                   12,629.43
01/31/06                 15,514.95                 15,396.32                   12,792.31
02/28/06                 15,656.42                 15,550.28                   12,899.55
03/31/06                 15,724.80                 15,670.02                   12,952.31
04/30/06                 15,809.95                 15,775.01                   13,026.95
05/31/06                 15,811.77                 15,817.60                   12,998.47
06/30/06                 15,738.99                 15,729.02                   12,925.94
07/31/06                 15,886.47                 15,864.29                   13,024.58

                                         [END CHART]

                       *DATA FROM 7/31/99 THROUGH 7/31/06.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

         o The Credit Suisse First Boston (CSFB) Global High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

         o The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

         *THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX AND
          THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P Q R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                 TOP 10 HOLDINGS*
                 (% of Net Assets)
---------------------------------------------------

Kansas City Southern de Mexico,
  S.A. de C.V., Senior Notes                   1.9%

United Airlines, Pass-Through
  Certificates, Series 2000-1, Class A-1       1.9%

Leucadia National Corp., Senior
  Subordinated Notes                           1.8%

Iron Mountain, Inc., Senior
   Subordinated Notes                          1.5%

UBS Finance, LLC                               1.5%

United Airlines, Pass-Through
  Certificates, Series 2000-1                  1.4%

American Airlines, Inc., Pass-Through
  Certificates, Series 2001-1,
  Class A-2, EETC                              1.1%

DRS Technologies, Inc., Senior
  Subordinated Notes                           1.1%

Qwest Communications International,
  Inc., Senior Notes                           1.1%

Ahold Lease USA, Inc., Pass-Through
  Certificates, Series 2001, Class A-1         1.0%
---------------------------------------------------

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                             SECTOR ASSET ALLOCATION
                                    7/31/2006

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                                20.8%
Financials                                            19.1%
Industrials                                           16.8%
Materials                                             11.5%
Consumer Staples                                       6.3%
Energy                                                 5.8%
Telecommunication Services                             5.1%
Short-Term Investments*                                4.8%
Information Technology                                 4.2%
Health Care                                            3.3%
Utilities                                              2.7%
Municipal Bonds                                        0.2%

                        [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA High-Yield Opportunities Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Directors.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
              DIRECTORS                         FOR              VOTES WITHHELD
         -----------------------------------------------------------------------
         Richard A. Zucker                 3,210,416,576          101,025,630
         Barbara B. Dreeben                3,205,552,151          105,890,055
         Robert L. Mason, Ph.D.            3,210,691,692          100,750,514
         Michael F. Reimherr               3,212,057,600           99,384,606
         Christopher W. Claus              3,209,754,156          101,688,050

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
            FOR              AGAINST          ABSTAIN        BROKER NON-VOTE*
         -----------------------------------------------------------------------
         34,559,800         380,386           372,021           5,757,481

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA HIGH-YIELD OPPORTUNITIES FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         2.08% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $21,804,000 as qualifying interest income.

         For the tax year ended July 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of the USAA High-Yield Opportunities Fund (a portfolio of USAA Mutual Funds Trust, formerly USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 13, 2006

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (68.1%)
              CONSUMER DISCRETIONARY (18.7%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
   $ 1,000    Jostens IH Corp., Senior Subordinated Notes           7.63%        10/01/2012      $    975
              Kellwood Co.,
     3,750      Senior Notes                                        7.88          7/15/2009         3,721
       624      Debentures                                          7.63         10/15/2017           573
     2,000    Levi Strauss & Co., Senior Notes                     10.26(a)       4/01/2012         2,055
       600    Oxford Industries, Inc., Senior Notes                 8.88          6/01/2011           603
     1,000    Quiksilver, Inc., Senior Notes                        6.88          4/15/2015           930
                                                                                                 --------
                                                                                                    8,857
                                                                                                 --------
              AUTO PARTS & EQUIPMENT (1.1%)
       250    Affinia Group, Inc., Senior Subordinated Notes        9.00         11/30/2014           228
     1,000    Arvinmeritor, Inc., Senior Unsecured Notes            8.13          9/15/2015           925
     1,000    Federal-Mogul Corp., Notes(s)                         7.75          7/01/2006           595
     1,000    Lear Corp., Senior Notes, Series B(c)                 8.11          5/15/2009           981
     1,000    Metaldyne Corp., Senior Notes                        10.00         11/01/2013           965
              Tenneco Automotive, Inc.,
     1,000      Senior Secured Notes, Series B                     10.25          7/15/2013         1,098
       200      Senior Subordinated Notes                           8.63         11/15/2014           198
                                                                                                 --------
                                                                                                    4,990
                                                                                                 --------
              BROADCASTING & CABLE TV (4.0%)
     2,000    Adelphia Communications Corp.,
                Senior Notes, Series B(b)                           9.88          3/01/2007         1,190
     2,500    CCHI, LLC, Senior Secured Notes                      11.00         10/01/2015         2,250
              CCO Holdings, LLC,
       500      Senior Notes                                        9.45(a)      12/15/2010           516
     1,000      Senior Notes                                        8.75         11/15/2013           995
     2,000    Charter Communications Holdings II,
                Senior Notes                                       10.25          9/15/2010         2,035
     2,500    Charter Communications Holdings, LLC,
                Senior Notes                                        8.63          4/01/2009         2,100
       500    Charter Communications, Inc., Senior Notes,
                Convertible Bond(d)                                 5.88         11/16/2009           419
     4,000    Insight Communications, Inc., Senior
                Discount Notes                                     12.25          2/15/2011         4,265
     2,000    LIN Television Corp., Senior
                Subordinated Notes-Class B                          6.50          5/15/2013         1,850

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              Mediacom Broadband, LLC,
   $ 1,000      Senior Notes                                        7.88%         2/15/2011      $    973
     1,500      Senior Notes                                        8.50         10/15/2015         1,477
                                                                                                 --------
                                                                                                   18,070
                                                                                                 --------
              CASINOS & GAMING (2.1%)
     3,000    Inn of the Mountain Gods, Senior Notes               12.00         11/15/2010         3,135
     1,000    Jacobs Entertainment, Inc., Senior Notes(d)           9.75          6/15/2014         1,000
     3,000    MGM Mirage, Inc., Senior Notes(d)                     6.75          4/01/2013         2,884
              Mohegan Tribal Gaming Auth.,
       250      Senior Notes                                        6.13          2/15/2013           238
     1,000      Senior Subordinated Notes                           6.88          2/15/2015           952
       500    Pokagon Gaming Auth., Senior Notes(d)                10.38          6/15/2014           522
     1,000    Wynn Las Vegas, LLC, Notes                            6.63         12/01/2014           951
                                                                                                 --------
                                                                                                    9,682
                                                                                                 --------
              CATALOG RETAIL (0.3%)
     1,500    Harry & David Operations Corp., Senior Notes          9.00          3/01/2013         1,365
                                                                                                 --------
              DISTRIBUTORS (0.2%)
       750    Adesa, Inc., Senior Subordinated Notes                7.63          6/15/2012           746
                                                                                                 --------
              HOME FURNISHINGS (0.5%)
       500    Interface, Inc., Senior Notes                        10.38          2/01/2010           549
     1,500    Sealy Mattress Co.,
                Senior Subordinated Notes                           8.25          6/15/2014         1,511
                                                                                                 --------
                                                                                                    2,060
                                                                                                 --------
              HOMEBUILDING (0.2%)
     1,000    William Lyon Homes, Inc.,
                Senior Secured Notes                                7.63         12/15/2012           803
                                                                                                 --------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
     1,500    Kerzner International Ltd.,
                Senior Subordinated Notes                           6.75         10/01/2015         1,588
                                                                                                 --------
              HOUSEHOLD APPLIANCES (0.5%)
     2,000    Stanley Works Capital Trust I, Bonds                  5.90         12/01/2045         1,884
       427    Windmere-Durable Holdings, Inc.,
                Senior Subordinated Notes                          10.00          7/31/2008           422
                                                                                                 --------
                                                                                                    2,306
                                                                                                 --------
              HOUSEWARES & SPECIALTIES (0.2%)
     1,000    Ames True Temper Inc., Senior Notes                   9.51(a)       1/15/2012           990
                                                                                                 --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              LEISURE FACILITIES (0.8%)
   $ 4,475    Town Sports International Holdings, Inc.,
                Senior Discount Notes, 11.00%, 2/01/2009           10.23%(e)      2/01/2014      $  3,541
                                                                                                 --------
              LEISURE PRODUCTS (0.2%)
     1,000    Riddell Bell Holdings, Inc., Senior
                Subordinated Notes                                  8.38         10/01/2012           970
                                                                                                 --------
              MOVIES & ENTERTAINMENT (1.1%)
     3,000    Cinemark, Inc., Senior Discount
                Notes, 9.75%, 3/15/2009                             8.90(e)       3/15/2014         2,366
     2,250    Lodgenet Entertainment Corp., Senior
                Subordinated Notes                                  9.50          6/15/2013         2,413
                                                                                                 --------
                                                                                                    4,779
                                                                                                 --------
              PUBLISHING (2.8%)
     1,700    Advanstar Communications, Inc., Second
                Priority Senior Secured Exchange Notes             10.75          8/15/2010         1,836
     2,000    American Media Operations, Inc., Senior
                Subordinated Notes, Series B                       10.25          5/01/2009         1,870
     4,000    Houghton Mifflin Co., Senior
                Subordinated Notes                                  9.88          2/01/2013         4,180
     1,000    Network Communications, Inc.,
                Senior Notes(d)                                    10.75         12/01/2013         1,016
     2,000    Penton Media, Inc., Senior
                Subordinated Notes                                 10.38          6/15/2011         1,950
     2,000    Primedia, Inc., Senior Notes                          8.88          5/15/2011         1,925
                                                                                                 --------
                                                                                                   12,777
                                                                                                 --------
              RESTAURANTS (1.3%)
     2,000    Friendly Ice Cream Corp., Senior Notes                8.38          6/15/2012         1,680
     2,000    Landry's Restaurants, Inc., Senior Notes              7.50         12/15/2014         1,870
     2,250    Sbarro, Inc., Senior Notes                           11.00          9/15/2009         2,284
                                                                                                 --------
                                                                                                    5,834
                                                                                                 --------
              SPECIALTY STORES (0.5%)
     2,250    Petro Stopping Centers, LP, Senior Notes              9.00          2/15/2012         2,256
                                                                                                 --------
              TIRES & RUBBER (0.7%)
     2,925    Goodyear Tire & Rubber Co.,
                Senior Secured Notes                               11.00          3/01/2011         3,214
                                                                                                 --------
              Total Consumer Discretionary                                                         84,828
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (4.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
   $ 3,000    Southern States Cooperative, Inc.,
                Senior Notes(d)                                    10.50%        11/01/2010      $  3,195
                                                                                                 --------
              DRUG RETAIL (0.4%)
     1,500    Rite Aid Corp., Senior Secured Notes                  8.13          5/01/2010         1,536
                                                                                                 --------
              HOUSEHOLD PRODUCTS (0.7%)
     3,650    JohnsonDiversey Holdings Inc., Senior
                Discount Notes, 10.67%, 5/15/2007                   9.10(e)       5/15/2013         3,139
                                                                                                 --------
              PACKAGED FOODS & MEAT (1.3%)
              Del Monte Corp.,
       500      Senior Subordinated Notes                           8.63         12/15/2012           521
       500      Senior Subordinated Notes                           6.75          2/15/2015           465
     3,000    Michael Foods, Inc., Senior
                Subordinated Notes                                  8.00         11/15/2013         2,970
     1,000    Pilgrims Pride Corp., Senior
                Subordinated Notes                                  9.25         11/15/2013         1,008
     1,175    Reddy Ice Holdings, Inc., Senior Discount
                Notes, 10.50%, 11/01/2008                           9.19(e)      11/01/2012           981
                                                                                                 --------
                                                                                                    5,945
                                                                                                 --------
              PERSONAL PRODUCTS (0.7%)
     1,100    Chattem, Inc., Senior Subordinated Notes              7.00          3/01/2014         1,066
       750    Del Laboratories, Inc., Senior
                Subordinated Notes                                  8.00          2/01/2012           640
       750    Elizabeth Arden, Inc., Senior
                Subordinated Notes                                  7.75          1/15/2014           741
       652    Jafra Cosmetics International, Inc.,
                Senior Subordinated Notes                          10.75          5/15/2011           706
                                                                                                 --------
                                                                                                    3,153
                                                                                                 --------
              TOBACCO (0.4%)
     2,000    Universal Corp., MTN, Series C                        5.20         10/15/2013         1,793
                                                                                                 --------
              Total Consumer Staples                                                               18,761
                                                                                                 --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              ENERGY (4.7%)
              -------------
              COAL & CONSUMABLE FUELS (0.2%)
              Peabody Energy Corp.,
   $   500      Senior Notes, Series B                              6.88%         3/15/2013      $    487
       500      Senior Notes(d)                                     5.88          4/15/2016           453
                                                                                                 --------
                                                                                                      940
                                                                                                 --------
              INTEGRATED OIL & GAS (0.1%)
       500    Basic Energy Services, Inc., Senior Notes(d)          7.13          4/15/2016           473
                                                                                                 --------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
       750    Dresser, Inc., Senior Notes                           9.38          4/15/2011           765
     1,000    Hanover Compressor Co., Senior Notes                  7.50          4/15/2013           992
       222    Hanover Equipment Trust, Senior
                Secured Notes, Series 2001A                         8.50          9/01/2008           226
                                                                                                 --------
                                                                                                    1,983
                                                                                                 --------
              OIL & GAS EXPLORATION & PRODUCTION (1.5%)
       500    Chaparral Energy, Inc., Senior Notes(d)               8.50         12/01/2015           502
     2,250    Energy Partners Ltd., Senior Unsecured Notes          8.75          8/01/2010         2,194
     1,000    Pogo Producing Co., Senior Subordinated Notes         6.88         10/01/2017           949
     2,000    Southwestern Energy Co., MTN                          7.63          5/01/2027(f)      2,082
     1,000    Whiting Petroleum Corp., Senior
                Subordinated Notes                                  7.25          5/01/2013           995
                                                                                                 --------
                                                                                                    6,722
                                                                                                 --------
              OIL & GAS REFINING & MARKETING (0.5%)
     2,133    Amerigas Partners, LP, Senior
                Unsecured Notes, Series B                           7.25          5/20/2015         2,079
                                                                                                 --------
              OIL & GAS STORAGE & TRANSPORTATION (2.0%)
     2,000    El Paso Corp., Senior Debentures(d)                   6.50          6/01/2008         1,995
       750    OMI Corp., Senior Notes                               7.63         12/01/2013           753
       500    Overseas Shipholding Group, Inc., Senior Notes        8.25          3/15/2013           518
     1,000    Pacific Energy Partners, LP, Senior Notes             7.13          6/15/2014         1,014
     2,000    Targa Resources, Inc., Senior Notes(d)                8.50         11/01/2013         1,960
     2,000    Tennessee Gas Pipeline Co., Debentures                7.00         10/15/2028         1,910
       500    Transcontinental Gas Pipeline Corp.,
                Senior Notes, Series B                              8.88          7/15/2012           556
       500    Williams Partners LP Finance Corp.,
                Senior Notes(d)                                     7.50          6/15/2011           506
                                                                                                 --------
                                                                                                    9,212
                                                                                                 --------
              Total Energy                                                                         21,409
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              FINANCIALS (11.3%)
              ------------------
              CONSUMER FINANCE (3.2%)
              Ford Motor Credit Co.,
   $ 2,000      Senior Notes                                       4.95%          1/15/2008      $  1,908
     3,000      Notes                                              9.96(a)        4/15/2012         3,108
              General Motors Acceptance Corp.,
     3,000      Notes(c)                                           6.13           9/15/2006         2,999
     2,000      Notes                                              6.13           8/28/2007         1,987
     4,000      Notes                                              6.75          12/01/2014         3,771
     1,000    Refco Finance Holdings, LLC,
                Senior Subordinated Notes(b)                       9.00           8/01/2012           776
                                                                                                 --------
                                                                                                   14,549
                                                                                                 --------
              LIFE & HEALTH INSURANCE (0.9%)
     1,000    Americo Life, Inc., Senior Notes(d)                  7.88           5/01/2013           991
     2,000    Great-West Life & Annuity
                Insurance Co., Bonds(d)                            7.15           5/16/2046         1,995
     1,000    Lincoln National Corp., Bonds                        7.00           5/17/2066         1,017
                                                                                                 --------
                                                                                                    4,003
                                                                                                 --------
              MULTI-LINE INSURANCE (1.9%)
     2,550    AFC Capital Trust I, Guaranteed Notes,
                Series B                                           8.21           2/03/2027         2,595
     1,000    Farmers Exchange Capital, Surplus Notes(d)           7.05           7/15/2028           972
     1,700    Farmers Insurance Exchange, Surplus Notes(d)         8.63           5/01/2024         1,943
     2,000    Oil Casualty Insurance Ltd., Subordinated
                Debentures(d)                                      8.00           9/15/2034         1,932
     1,000    Oil Insurance Ltd., Notes(d)                         7.56          12/29/2049         1,009
                                                                                                 --------
                                                                                                    8,451
                                                                                                 --------
              MULTI-SECTOR HOLDINGS (1.8%)
     7,775    Leucadia National Corp., Senior
                Subordinated Notes                                 8.65           1/15/2027         8,067
                                                                                                 --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,000    ZFS Finance USA Trust II, Bonds(d)                   6.45          12/15/2065         1,882
                                                                                                 --------
              PROPERTY & CASUALTY INSURANCE (2.2%)
     2,000    Fidelity National Title Group, Inc., Notes           7.30           8/15/2011         2,060
     2,000    First American Capital Trust I, Cumulative
                Trust Preferred Securities                         8.50           4/15/2012         2,109
     1,000    Kingsway America, Inc., Senior Notes                 7.50           2/01/2014         1,002

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
   $ 2,000    Markel Capital Trust I, Capital Securities,
                Series B                                            8.71%         1/01/2046      $  2,110
     1,000    Ohio Casualty Corp., Notes                            7.30          6/15/2014         1,036
     2,000    Zenith National Insurance Capital Trust,
                Guaranteed Notes(d),(g)                             8.55          8/01/2028         1,880
                                                                                                 --------
                                                                                                   10,197
                                                                                                 --------
              REINSURANCE (0.4%)
     2,000    PXRE Capital Trust I, Pass-Through Certificates       8.85          2/01/2027         1,740
                                                                                                 --------
              REITs - MORTGAGE (0.1%)
       500    Thornburg Mortgage, Inc., Senior Notes                8.00          5/15/2013           493
                                                                                                 --------
              REITs - SPECIALIZED (0.4%)
              Host Marriott, LP,
       500      Senior Unsecured Notes, Series I                    9.50          1/15/2007           509
       500      Senior Notes                                        7.13         11/01/2013           504
     1,000      Senior Notes                                        6.38          3/15/2015           952
                                                                                                 --------
                                                                                                    1,965
                                                                                                 --------
              Total Financials                                                                     51,347
                                                                                                 --------
              HEALTH CARE (2.9%)
              ------------------
              HEALTH CARE DISTRIBUTORS (0.2%)
       575    Ameripath, Inc., Senior Subordinated Notes           10.50          4/01/2013           608
                                                                                                 --------
              HEALTH CARE FACILITIES (1.0%)
       500    Community Health Systems, Inc., Senior
                Subordinated Notes                                  6.50         12/15/2012           473
     1,000    Healthsouth Corp., Senior Notes(d)                   11.42(a)       6/15/2014           970
     1,000    Select Medical Corp., Senior
                Subordinated Notes                                  7.63          2/01/2015           852
     2,000    Tenet Healthcare Corp., Senior Notes(c)               6.38         12/01/2011         1,712
       500    United Surgical Partners, Inc., Senior
                Subordinated Notes                                 10.00         12/15/2011           533
                                                                                                 --------
                                                                                                    4,540
                                                                                                 --------
              HEALTH CARE SERVICES (0.9%)
     1,000    Alliance Imaging, Inc., Senior
                Subordinated Notes                                  7.25         12/15/2012           913
       750    AMR Holdco, Inc., Senior Subordinated Notes          10.00          2/15/2015           790
       500    Omnicare, Inc., Senior Subordinated Notes             6.88         12/15/2015           481

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
   $ 2,000    Psychiatric Solutions, Inc., Senior
                Subordinated Notes                                  7.75%         7/15/2015      $  1,950
                                                                                                 --------
                                                                                                    4,134
                                                                                                 --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     500      Fisher Scientific International, Inc.,
                Senior Subordinated Notes                           6.75          8/15/2014           500
                                                                                                 --------
              MANAGED HEALTH CARE (0.2%)
     1,000    Highmark, Inc., Senior Notes(d)                       6.80          8/15/2013         1,038
                                                                                                 --------
              PHARMACEUTICALS (0.5%)
     2,325    Warner Chilcott Corp., Senior
                Subordinated Notes                                  8.75          2/01/2015         2,325
                                                                                                 --------
              Total Health Care                                                                    13,145
                                                                                                 --------
              INDUSTRIALS (9.1%)
              ------------------
              AEROSPACE & DEFENSE (1.8%)
     2,000    BE Aerospace, Inc., Senior Subordinated
                Notes, Series B                                     8.88          5/01/2011         2,080
     5,000    DRS Technologies, Inc., Senior
                Subordinated Notes                                  6.88         11/01/2013         4,850
     1,250    K & F Acquisition, Inc., Senior
                Subordinated Notes                                  7.75         11/15/2014         1,228
                                                                                                 --------
                                                                                                    8,158
                                                                                                 --------
              AIR FREIGHT & LOGISTICS (0.5%)
     2,320    Park Ohio Industries, Inc., Senior
                Subordinated Notes                                  8.38         11/15/2014         2,094
                                                                                                 --------
              BUILDING PRODUCTS (0.5%)
     2,500    Nortek, Inc., Senior Subordinated Notes               8.50          9/01/2014         2,337
                                                                                                 --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.5%)
     4,000    Case Corp., Notes                                     7.25          1/15/2016         3,890
              Manitowoc Co., Inc.,
       650      Senior Subordinated Notes                          10.50          8/01/2012           707
       250      Senior Notes                                        7.13         11/01/2013           242
     2,000    Neff Rental, LLC, Senior Secured Notes(d)            11.25          6/15/2012         2,165
     1,000    Terex Corp., Senior Subordinated Notes                7.38          1/15/2014         1,005
              United Rentals North America, Inc.,
     4,000      Senior Notes(g)                                     6.50          2/15/2012         3,780
     4,000      Senior Subordinated Notes(g)                        7.75         11/15/2013         3,840
                                                                                                 --------
                                                                                                   15,629
                                                                                                 --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.8%)
   $   500    Brickman Group Ltd., Senior Subordinated
                Notes, Series B                                    11.75%        12/15/2009      $    539
     1,000    Education Management, LLC, Senior Notes(d)            8.75          6/01/2014         1,008
     1,500    Knowledge Learning Corp., Senior
                Subordinated Notes(d)                               7.75          2/01/2015         1,387
       600    Mac-Gray Corp., Senior Notes                          7.63          8/15/2015           608
       250    Mobile Services Group, Inc., Senior Notes(d),(h)      9.75          8/01/2014           256
     4,500    Williams Scotsman, Inc., Senior Notes                 8.50         10/01/2015         4,522
                                                                                                 --------
                                                                                                    8,320
                                                                                                 --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       500    UCAR Finance, Inc., Senior Notes                     10.25          2/15/2012           524
                                                                                                 --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
              Allied Waste North America, Inc.,
     2,000      Senior Notes, Series B                              8.50         12/01/2008         2,082
     1,000      Senior Notes                                        7.88          4/15/2013         1,013
     1,000      Senior Notes, Series B                              7.25          3/15/2015           974
                                                                                                 --------
                                                                                                    4,069
                                                                                                 --------
              Total Industrials                                                                    41,131
                                                                                                 --------
              INFORMATION TECHNOLOGY (2.8%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
     7,000    Iron Mountain, Inc., Senior Subordinated Notes        7.75          1/15/2015         6,877
              SunGard Data Systems, Inc.,
     3,000      Senior Notes                                        3.75          1/15/2009         2,790
     1,500      Senior Subordinated Notes                          10.25          8/15/2015         1,526
                                                                                                 --------
                                                                                                   11,193
                                                                                                 --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
     1,500    Itron, Inc., Senior Subordinated Notes                7.75          5/15/2012         1,534
                                                                                                 --------
              Total Information Technology                                                         12,727
                                                                                                 --------
              MATERIALS (7.5%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     1,250    Lyondell Chemical Co., Senior
                Subordinated Notes                                 10.88          5/01/2009         1,281
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.6%)
   $ 1,300    Mueller Group, Inc., Senior
                Subordinated Notes                                 10.00%         5/01/2012      $  1,410
       650    Mueller Holdings, Inc., Senior Discount
                Notes, 14.75%, 4/15/2009                           10.91(e)       4/15/2014           551
     1,000    Panolam Industries International, Inc.,
                Senior Subordinated Notes(d)                       10.75         10/01/2013           973
                                                                                                 --------
                                                                                                    2,934
                                                                                                 --------
              DIVERSIFIED CHEMICALS (1.0%)
       750    Equistar Chemical Co., Senior Unsecured Notes        10.63          5/01/2011           808
       461    Huntsman ICI Chemicals, LLC,
                Senior Subordinated Notes                          10.13          7/01/2009           470
     3,500    Huntsman International, LLC, Senior
                Subordinated Notes(d)                               8.13          1/01/2015         3,273
                                                                                                 --------
                                                                                                    4,551
                                                                                                 --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
              IMC Global, Inc.,
       500      Debentures                                          6.88          7/15/2007           500
       500      Senior Notes                                       10.88          8/01/2013           559
                                                                                                 --------
                                                                                                    1,059
                                                                                                 --------
              METAL, GLASS, & PLASTIC CONTAINERS (0.9%)
       250    AEP Industries, Inc., Senior
                Unsubordinated Notes                                7.88          3/15/2013           250
     1,000    Crown Americas, LLC, Senior Notes(d)                  7.75         11/15/2015         1,000
     2,000    Graham Packaging Co., L.P., Senior Notes              8.50         10/15/2012         1,948
       500    Owens Brockway Glass Container, Inc.,
                Senior Notes                                        6.75         12/01/2014           471
       500    Pliant Corp., Senior Secured Notes(c)                11.13          9/01/2009           471
                                                                                                 --------
                                                                                                    4,140
                                                                                                 --------
              PAPER PACKAGING (1.6%)
       250    Graphic Packaging Corp., Senior
                Subordinated Notes                                  8.63          2/15/2012           248
              Graphic Packaging International, Inc.,
     4,000      Senior Notes                                        8.50          8/15/2011         4,060
     3,000      Senior Subordinated Notes(c)                        9.50          8/15/2013         3,008
                                                                                                 --------
                                                                                                    7,316
                                                                                                 --------
              PAPER PRODUCTS (0.2%)
     1,000    Boise Cascade, LLC, Senior
                Subordinated Notes                                  7.13         10/15/2014           890
                                                                                                 --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (1.3%)
   $ 1,000    Nalco Co., Senior Subordinated Notes                  8.88%        11/15/2013      $  1,020
     2,500    PQ Corp., Senior Subordinated Notes                   7.50          2/15/2013         2,412
              Rockwood Specialties Group, Inc.,
       365      Senior Subordinated Notes                          10.63          5/15/2011           394
     2,000      Senior Subordinated Notes                           7.50         11/15/2014         1,980
                                                                                                 --------
                                                                                                    5,806
                                                                                                 --------
              STEEL (1.4%)
     2,500    AK Steel Holding Corp., Senior Notes                  7.75          6/15/2012         2,481
     1,250    Metals USA, Inc., Senior Secured Notes               11.13         12/01/2015         1,384
     2,000    Ryerson Tull, Inc., Senior Notes, Series B            8.25         12/15/2011         1,975
       325    U.S. Steel, LLC, Senior Notes                        10.75          8/01/2008           352
                                                                                                 --------
                                                                                                    6,192
                                                                                                 --------
              Total Materials                                                                      34,169
                                                                                                 --------
              TELECOMMUNICATION SERVICES (4.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
     2,500    Hawaiian Telcom Communications, Inc.,
                Senior Notes, Series B(c)                           9.75          5/01/2013         2,550
     1,000    LCI International, Inc., Senior Notes                 7.25          6/15/2007         1,003
              Qwest Communications International, Inc.,
     2,000      Senior Notes                                        8.67(a)       2/15/2009         2,050
     5,000      Senior Notes                                        7.25          2/15/2011         4,962
                                                                                                 --------
                                                                                                   10,565
                                                                                                 --------
              WIRELESS TELECOMMUNICATION SERVICES (1.9%)
     1,250    Airgate PCS, Inc., Senior Secured Notes               9.26(a)      10/15/2011         1,283
     1,000    American Tower Corp., Senior Notes                    7.50          5/01/2012         1,028
     4,150    Intelsat, Ltd., Senior Notes                          5.25         11/01/2008         3,922
     2,000    IPCS, Inc., Senior Notes                             11.50          5/01/2012         2,247
       250    Nextel Partners, Inc., Senior Notes                   8.13          7/01/2011           263
                                                                                                 --------
                                                                                                    8,743
                                                                                                 --------
              Total Telecommunication Services                                                     19,308
                                                                                                 --------
              UTILITIES (2.6%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
       942    FPL Energy National Wind Portfolio, LLC,
                Senior Secured Bonds(d)                             6.13          3/25/2019           925
       792    FPL Energy Wind Funding, LLC, Notes(d)                6.88          6/27/2017           799
                                                                                                 --------
                                                                                                    1,724
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              GAS UTILITIES (0.1%)
     $ 500    Southern Star Central Corp., Senior Notes(d)          6.75%         3/01/2016      $    484
                                                                                                 --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
     3,000    Mirant Corp., Senior Notes                            8.30          5/01/2011         2,940
                                                                                                 --------
              MULTI-UTILITIES (1.5%)
       250    MSW Energy Holdings II, LLC, Senior
                Secured Notes, Series B                             7.38          9/01/2010           251
       250    MSW Energy Holdings, LLC, Senior
                Secured Notes, Series B                             8.50          9/01/2010           257
     1,000    NRG Energy, Inc., Senior Notes                        7.38          2/01/2016           979
     1,500    Reliant Energy, Inc., Senior Secured Notes            6.75         12/15/2014         1,416
     2,000    Sierra Pacific Resources, Senior Notes                8.63          3/15/2014         2,127
     1,802    Tenaska Oklahoma, LP, Senior
                Secured Notes(d)                                    6.53         12/30/2014         1,755
                                                                                                 --------
                                                                                                    6,785
                                                                                                 --------
              Total Utilities                                                                      11,933
                                                                                                 --------
              Total Corporate Obligations (cost: $310,955)                                        308,758
                                                                                                 --------
              EURODOLLAR AND YANKEE OBLIGATIONS (12.8%)(i)

              CONSUMER DISCRETIONARY (1.7%)
              -----------------------------
              BROADCASTING & CABLE TV (1.5%)
     1,145    CanWest Media, Inc., Senior Subordinated
                Notes, Series B                                     8.00          9/15/2012         1,109
              NTL Cable plc,
       500      Senior Notes                                        8.75          4/15/2014           510
     1,500      Senior Notes                                        9.75          4/15/2014         2,875
     2,000    UPC Holding B.V., Senior Notes(d)                     7.75          1/15/2014         2,418
                                                                                                 --------
                                                                                                    6,912
                                                                                                 --------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
       750    Intrawest Corp., Senior Notes                         7.50         10/15/2013           746
                                                                                                 --------
              Total Consumer Discretionary                                                          7,658
                                                                                                 --------
              CONSUMER STAPLES (0.7%)
              -----------------------
              DRUG RETAIL (0.7%)
     3,100    Jean Coutu Group PJC, Inc., Senior
                Subordinated Notes                                  8.50          8/01/2014         2,902
                                                                                                 --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              ENERGY (1.0%)
              -------------
              OIL & GAS DRILLING (0.2%)
   $   860    Delek & Avner-Yam Tethys Ltd.,
                Secured Notes(d)                                    5.33%         8/01/2013      $    836
                                                                                                 --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     1,000    Compagnie Generale de Geophysique,
                Senior Notes                                        7.50          5/15/2015           989
                                                                                                 --------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     3,000    Compton Petroleum Finance Corp.,
                Senior Notes                                        7.63         12/01/2013         2,880
                                                                                                 --------
              Total Energy                                                                          4,705
                                                                                                 --------
              FINANCIALS (2.0%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
     2,000    UFJ Finance Aruba AEC, Notes                          8.75         11/29/2049         2,105
                                                                                                 --------
              REGIONAL BANKS (0.2%)
     1,000    Kaupthing Bank hf, Notes(d)                           7.13          5/19/2016         1,013
                                                                                                 --------
              REINSURANCE (1.3%)
     1,000    Allied World Assurance Holdings, Ltd.,
                Senior Notes                                        7.50          8/01/2016         1,009
     3,000    Montpelier Re Holdings Ltd., Senior Notes             6.13          8/15/2013         2,822
     2,000    Platinum Underwriters Finance, Inc., Notes            7.50          6/01/2017         1,987
                                                                                                 --------
                                                                                                    5,818
                                                                                                 --------
              Total Financials                                                                      8,936
                                                                                                 --------
              INDUSTRIALS (2.2%)
              ------------------
              MARINE (0.3%)
              Stena AB,
       500      Senior Notes                                        9.63         12/01/2012           547
     1,000      Senior Notes                                        7.00         12/01/2016           934
                                                                                                 --------
                                                                                                    1,481
                                                                                                 --------
              RAILROADS (1.9%)
     8,000    Kansas City Southern de Mexico, S.A. de
                C.V., Senior Notes(g)                               9.38          5/01/2012         8,520
                                                                                                 --------
              Total Industrials                                                                    10,001
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (1.4%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.5%)
    $2,000    Cablemas S.A. de C.V., Senior
                Guaranteed Notes(d)                                  9.38%        11/15/2015     $  2,132
                                                                                                 --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     2,250    Sensata Technologies B.V., Senior
                Subordinated Notes(d)                                9.00          5/01/2016        2,946
                                                                                                 --------
              SEMICONDUCTORS (0.3%)
     1,750    New Asat Finance Ltd., Senior Notes                   9.25          2/01/2011         1,385
                                                                                                 --------
              Total Information Technology                                                          6,463
                                                                                                 --------
              MATERIALS (3.8%)
              ----------------
              ALUMINUM (0.2%)
     1,000    Novelis, Inc., Senior Notes(d)                        7.25          2/15/2015           955
                                                                                                 --------
              COMMODITY CHEMICALS (0.2%)
       650    BCP Crystal US Holdings Corp., Senior
                Subordinated Notes                                   9.63          6/15/2014          704
                                                                                                 --------
              DIVERSIFIED CHEMICALS (0.4%)
     2,000    INEOS Group Holdings, plc, Notes(d)                   8.50          2/15/2016         1,882
                                                                                                 --------
              DIVERSIFIED METALS & MINING (0.2%)
     1,000    Glencore Funding, LLC, Notes(d)                       6.00          4/15/2014           931
                                                                                                 --------
              FOREST PRODUCTS (0.2%)
     1,000    Ainsworth Lumber Co. Ltd., Senior Notes               9.25(a)      10/01/2010           915
                                                                                                 --------
              PAPER PACKAGING (0.9%)
              JSG Funding plc,
     2,000      Senior Notes                                         9.63         10/01/2012        2,082
     2,000      Senior Subordinated Notes                            7.75          4/01/2015        1,828
                                                                                                 --------
                                                                                                    3,910
                                                                                                 --------
              PAPER PRODUCTS (1.1%)
     2,000    Abitibi-Consolidated, Inc., Senior Notes              8.38          4/01/2015         1,835
     2,098    Cascades, Inc., Senior Notes                          7.25          2/15/2013         1,977
     1,000    Domtar, Inc., Notes                                   5.38         12/01/2013           828
       518    Fraser Papers, Inc., Senior Notes                     8.75          3/15/2015           492
                                                                                                 --------
                                                                                                    5,132
                                                                                                 --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.6%)
   $ 3,000    Nell AF S.a.r.l., Senior Notes(d)                     8.38%         8/15/2015      $  2,929
                                                                                                 --------
              Total Materials                                                                      17,358
                                                                                                 --------
              Total Eurodollar and Yankee Obligations (cost: $59,175)                              58,023
                                                                                                 --------
              ASSET-BACKED SECURITIES (6.7%)

              CONSUMER STAPLES (1.0%)
              -----------------------
              FOOD RETAIL (1.0%)
     4,479    Ahold Lease USA, Inc., Pass-Through
                Certificates, Series 2001, Class A-1(g)             7.82          1/02/2020         4,557
                                                                                                 --------
              FINANCIALS (0.2%)
              -----------------
              ASSET-BACKED FINANCING (0.2%)
       699    Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8, EETC                           5.74(a)       3/15/2019           670
                                                                                                 --------
              INDUSTRIALS (5.5%)
              ------------------
              AIRLINES (5.5%)
              America West Airlines, Inc., Pass-Through
                Certificates,
     1,530      Series 1998-1, Class A, EETC                        6.87          1/02/2017         1,493
       810      Series 1998-1, Class B(g)                           7.12          1/02/2017           775
     5,000    American Airlines, Inc., Pass-Through
                Certificates, Series 2001-1, Class A-2, EETC        6.82          5/23/2011         4,903
              Continental Airlines, Inc., Pass-Through
                Certificates,
       594      Series 2000-1, Class C-1                            8.50          5/01/2011           580
       775      Series 2001-1, Class C                              7.03          6/15/2011           756
     1,526      Series 2000-2, Class A-1                            7.71          4/02/2021         1,603
              United Airlines, Pass-Through Certificates,
     6,076      Series 2000-1(g)                                    8.03          7/01/2011         6,227
     8,463      Series 2000-1, Class A-1(g)                         7.78          1/01/2014         8,696
                                                                                                 --------
              Total Industrials                                                                    25,033
                                                                                                 --------
              Total Asset-Backed Securities (cost: $27,798)                                        30,260
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (0.5%)

              FINANCIALS (0.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
    $1,988    Banc of America Commercial Mortgage, Inc.,
                Commercial Mortgage Pass-Through
                Certificates, Series 2005-6(d)                      6.14%(a)      9/10/2047      $  1,837
                                                                                                 --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(j)
     8,485    Credit Suisse First Boston Corp.,
                Series 1998-C1, Class AX (acquired
                6/13/2003; cost: $413)(k)                           0.97(a)       5/17/2040           250
                                                                                                 --------
              Total Financials                                                                      2,087
                                                                                                 --------
              Total Commercial Mortgage Securities (cost: $2,112)                                   2,087
                                                                                                 --------
              MUNICIPAL BONDS (0.2%)

              MUNICIPAL BONDS (0.2%)
              ----------------------
              SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,000    Short Pump Town Center Community
                Development Auth., VA, RB(d)                        6.26          2/01/2009         1,000
                                                                                                 --------
              Total Municipal Bonds (cost: $1,000)                                                  1,000
                                                                                                 --------

    NUMBER
 OF SHARES
----------
              EQUITY SECURITIES (7.5%)

              COMMON STOCKS (3.1%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              BROADCASTING & CABLE TV (0.3%)
    20,000    Comcast Corp. "A"*                                                                      688
    32,516    RCN Corp.*                                                                              780
                                                                                                 --------
                                                                                                    1,468
                                                                                                 --------
              CASINOS & GAMING (0.1%)
    10,000    Harrah's Entertainment, Inc.                                                            601
                                                                                                 --------
              Total Consumer Discretionary                                                          2,069
                                                                                                 --------
              CONSUMER STAPLES (0.3%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
    20,000    Reddy Ice Holdings, Inc.                                                                446
                                                                                                 --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES    SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------
              TOBACCO (0.2%)
    15,000    UST, Inc.                                                                          $    758
                                                                                                 --------
              Total Consumer Staples                                                                1,204
                                                                                                 --------
              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    20,000    OMI Corp.                                                                               441
                                                                                                 --------
              FINANCIALS (1.2%)
              -----------------
              MULTI-LINE INSURANCE (0.1%)
     5,000    American International Group, Inc.                                                      303
                                                                                                 --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    15,000    Bank of America Corp.                                                                   773
    10,000    Citigroup, Inc.                                                                         483
                                                                                                 --------
                                                                                                    1,256
                                                                                                 --------
              REGIONAL BANKS (0.1%)
     5,000    City National Corp.                                                                     334
                                                                                                 --------
              REITs - OFFICE (0.2%)
    25,000    Maguire Properties, Inc.                                                                935
                                                                                                 --------
              REITs - SPECIALIZED (0.3%)
    10,000    Entertainment Properties Trust                                                          426
    15,000    Strategic Hotel Capital, Inc.                                                           299
    30,000    Sunstone Hotel Investors, Inc.                                                          851
                                                                                                 --------
                                                                                                    1,576
                                                                                                 --------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    20,000    Washington Mutual, Inc.                                                                 894
                                                                                                 --------
              Total Financials                                                                      5,298
                                                                                                 --------
              HEALTH CARE (0.4%)
              ------------------
              HEALTH CARE FACILITIES (0.2%)
    10,000    Community Health Systems, Inc.*                                                         362
    10,000    Triad Hospitals, Inc.*                                                                  390
                                                                                                 --------
                                                                                                      752
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES    SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.2%)
    10,000    Merck & Co., Inc.                                                                  $    403
    20,000    Pfizer, Inc.                                                                            520
                                                                                                 --------
                                                                                                      923
                                                                                                 --------
              Total Health Care                                                                     1,675
                                                                                                 --------
              MATERIALS (0.2%)
              ----------------
              COMMODITY CHEMICALS (0.0%)(l)
    10,000    Lyondell Chemical Co.                                                                   223
                                                                                                 --------
              DIVERSIFIED METALS & MINING (0.1%)
    10,000    Compass Minerals International, Inc.                                                    267
                                                                                                 --------
              STEEL (0.1%)
    20,000    Worthington Industries, Inc.                                                            408
                                                                                                 --------
              Total Materials                                                                         898
                                                                                                 --------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    70,000    Citizens Communications Co.                                                             898
    30,000    Iowa Telecommunication Services, Inc.                                                   584
    45,300    Windstream Corp.                                                                        568
                                                                                                 --------
              Total Telecommunication Services                                                      2,050
                                                                                                 --------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    15,000    American Electric Power Co., Inc.                                                       542
                                                                                                 --------
              Total Common Stocks (cost: $12,485)                                                  14,177
                                                                                                 --------
              PREFERRED SECURITIES (4.4%)

              CONSUMER STAPLES (0.1%)
              ---------------------------
              AGRICULTURAL PRODUCTS (0.1%)
     5,000    Dairy Farmers of America, Inc., 7.875%,
                cumulative redeemable(d)                                                              483
                                                                                                 --------
              FINANCIALS (3.9%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.4%)
    20,000    Axis Capital Holdings Ltd.,
               Series B, 7.50%, perpetual                                                           2,014
                                                                                                 --------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL
    AMOUNT                                                                                         MARKET
   $(000)/                                                                                          VALUE
    SHARES    SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.5%)
   $ 2,000    Farm Credit Bank of Texas, Series 1, 7.56%,
                cumulative perpetual                                                             $  2,109
                                                                                                 --------
              REINSURANCE (0.8%)
    40,000    Arch Capital Group Ltd., 8.00%, perpetual                                             1,024
    20,000    Endurance Specialty Holdings Ltd.,
                Series A, 7.75%, non-cumulative                                                       495
    $2,000    Swiss Re Capital I L.P., 6.85%, perpetual(d)                                          2,007
                                                                                                 --------
                                                                                                    3,526
                                                                                                 --------
              REITs - INDUSTRIAL (0.2%)
    30,000    AMB Property Corp., Series O, 7.00%,
                cumulative redeemable                                                                 751
                                                                                                 --------
              REITs - OFFICE (0.6%)
    40,000    Duke Realty Corp., Series M, 6.95%,
                cumulative redeemable                                                                 986
    20,000    Maguire Properties, Inc., Series A, 7.625%,
                cumulative redeemable                                                                 503
    20,000    Parkway Properties, Inc., Series D, 8.00%,
                cumulative redeemable                                                                 535
    20,000    SL Green Realty Corp., Series C, 7.625%,
                perpetual                                                                             505
                                                                                                 --------
                                                                                                    2,529
                                                                                                 --------
              REITs - RETAIL (0.3%)
    20,000    New Plan Excel Realty Trust, Inc., depositary
                shares Series "E", 7.625%, cumulative redeemable                                      510
    20,000    Regency Centers Corp., "O", 7.25%, perpetual                                            512
    20,000    Tanger Factory Outlet Centers, Inc.,
                Class C, 7.50%, perpetual                                                             499
                                                                                                 --------
                                                                                                    1,521
                                                                                                 --------
              REITs - SPECIALIZED (0.9%)
    70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                1,715
    20,000    Public Storage, Inc., Series C, 6.60%, perpetual                                        472
    20,000    Public Storage, Inc., Series G, 7.00%, perpetual                                        500
    40,000    Strategic Hotels & Resorts, Inc., Series C, 8.25%,
                cumulative redeemable                                                               1,009
    20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                              510
                                                                                                 --------
                                                                                                    4,206
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

                                                                                                   MARKET
    NUMBER                                                                                          VALUE
 OF SHARES    SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    40,000    Sovereign Capital Trust V, 7.75%, capital securities                               $  1,040
                                                                                                 --------
              Total Financials                                                                     17,696
                                                                                                 --------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    30,000    Crown Castle International Corp., 6.25%,
                cumulative redeemable(m)                                                            1,684
                                                                                                 --------
              Total Preferred Securities (cost: $19,348)                                           19,863
                                                                                                 --------
              WARRANTS (0.0%)(l),(n)

              CONSUMER DISCRETIONARY (0.0%)(l)
              --------------------------------
              BROADCASTING & CABLE TV (0.0%)(l)
       250    Ono Finance plc, equity value certificates
                (acquired 7/16/2001; cost: $0)*(d),(k),(o)                                              -
                                                                                                 --------
              INFORMATION TECHNOLOGY (0.0%)(l)
              --------------------------------
              SEMICONDUCTORS (0.0%)(l)
       500    Asat Finance, LLC (acquired 10/20/1999; cost: $0)*(d),(k),(o)                             -
                                                                                                 --------
              Total Warrants (cost: $0)                                                                 -
                                                                                                 --------
              Total Equity Securities (cost: $31,833)                                              34,040
                                                                                                 --------

 PRINCIPAL
    AMOUNT                                                        COUPON
     (000)                                                          RATE           MATURITY
----------                                                        ------           --------
              MONEY MARKET INSTRUMENTS (2.6%)

              COMMERCIAL PAPER (1.5%)

              FINANCIALS (1.5%)
              -----------------
              DIVERSIFIED CAPITAL MARKETS (1.5%)
    $6,936    UBS Finance, LLC                                      5.28%                           6,936
                                                                                                 --------
              VARIABLE-RATE DEMAND NOTES (1.1%)(p)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              HOME FURNISHINGS (0.4%)
     1,835    Caddo Parrish, LA, IDB, IDRB,
                Series 2004 (LOC - Capital One, N.A.)               6.10          7/01/2024         1,835
                                                                                                 --------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

 PRINCIPAL                                                                                         MARKET
    AMOUNT                                                        COUPON                            VALUE
     (000)    SECURITY                                              RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.4%)
              ------------------
              HEALTH CARE FACILITIES (0.4%)
   $ 1,970    Louisiana Public Facilities Auth., RB,
                Series 2002D (LOC - Capital One, N.A.)              6.08%         7/01/2028      $  1,970
                                                                                                 --------
              UTILITIES (0.3%)
              ----------------
              MULTI-UTILITIES (0.3%)

     1,280    Sempra Energy ESOP, Series 1999A(d)                   5.93         11/01/2014         1,280
                                                                                                 --------
              Total Variable-Rate Demand Notes                                                      5,085
                                                                                                 --------
              Total Money Market Instruments (cost: $12,021)                                       12,021
                                                                                                 --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.2%)

              REPURCHASE AGREEMENTS (2.0%)(q)
     9,000    Credit Suisse First Boston, LLC, 5.27%,
                acquired on 7/31/2006 and due 8/01/2006
                at $9,000 (collateralized by $9,045 of
                Freddie Mac Notes(r), 5.40%, due
                10/10/2008; market value $9,183)                                                    9,000
                                                                                                 --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.2%)
   902,481    AIM Short-Term Investment Co. Liquid
                Assets Portfolio                                    5.22(t)               -           903
                                                                                                 --------
              Total Short-Term Investments Purchased
                With Cash Collateral From Securities
                Loaned (cost: $9,903)                                                               9,903
                                                                                                 --------

              TOTAL INVESTMENTS (COST: $454,797)                                                 $456,092
                                                                                                 ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2006.

         (b) Currently the issuer is in default with respect to interest payments.

         (c) The security or a portion thereof was out on loan as of July 31, 2006.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         (g) At July 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (h) At July 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $256,000.

         (i) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (j) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2006, was $250,000, which represented 0.1% of the Fund's net assets.

         (l) Represents less than 0.1% of net assets.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         (m) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (n) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (o) Security was fair valued at July 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (p) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (q) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (r) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (s) Currently the issuer is in default with respect to principal and interest payments.

         (t) Rate represents the money market fund annualized seven-day yield at July 31, 2006.

         * Non-income-producing security for the year ended July 31, 2006.

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                     EETC      Enhanced Equipment Trust Certificate

                     ESOP      Employee Stock Ownership Plan

                     IDB       Industrial Development Board

                     IDRB      Industrial Development Revenue Bond

                     MTN       Medium-Term Note

                     RB        Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                     (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

ASSETS
   Investments in securities, at market value (including
      securities on loan of $9,335) (identified cost of $454,797)            $456,092
   Cash                                                                             2
   Receivables:
      Capital shares sold                                                         633
      USAA Transfer Agency Company (Note 6D)                                        1
      Dividends and interest                                                    8,306
      Other                                                                        15
                                                                             --------
         Total assets                                                         465,049
                                                                             --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                          9,907
      Securities purchased                                                      1,289
      Capital shares redeemed                                                     281
   Accrued management fees                                                        199
   Accrued transfer agent's fees                                                   23
   Other accrued expenses and payables                                             91
                                                                             --------
         Total liabilities                                                     11,790
                                                                             --------
            Net assets applicable to capital shares outstanding              $453,259
                                                                             ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                           $459,609
   Accumulated undistributed net investment income                                288
   Accumulated net realized loss on investments                                (7,934)
   Net unrealized appreciation of investments                                   1,295
   Net unrealized appreciation of foreign currency translations                     1
                                                                             --------
            Net assets applicable to capital shares outstanding              $453,259
                                                                             ========
   Capital shares outstanding                                                  52,799
                                                                             ========
   Authorized shares of $.01 par value                                        100,000
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   8.58
                                                                             ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
  Dividends                                                                   $ 1,047
  Interest                                                                     29,727
  Securities lending (net)                                                        200
                                                                              -------
      Total income                                                             30,974
                                                                              -------
EXPENSES
  Management fees                                                               2,002
  Administration and servicing fees                                               581
  Transfer agent's fees                                                           711
  Custody and accounting fees                                                     116
  Postage                                                                          91
  Shareholder reporting fees                                                       29
  Directors' fees                                                                   7
  Registration fees                                                                76
  Professional fees                                                                61
  Other                                                                            12
                                                                              -------
      Total expenses                                                            3,686
  Expenses paid indirectly                                                        (15)
                                                                              -------
      Net expenses                                                              3,671
                                                                              -------
NET INVESTMENT INCOME                                                          27,303
                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized loss on:
      Investments
         Unaffiliated transactions                                             (1,772)
         Affiliated transactions (Note 8)                                         (13)
      Foreign currency transactions                                               (43)
    Change in net unrealized
    appreciation/depreciation of:
      Investments                                                              (6,915)
      Foreign currency translations                                                18
                                                                              -------
         Net realized and unrealized loss                                      (8,725)
                                                                              -------
Increase in net assets resulting from operations                              $18,578
                                                                              =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEARS ENDED JULY 31,

FROM OPERATIONS                                                           2006            2005
                                                                      ------------------------
  Net investment income                                               $ 27,303        $ 17,191
  Net realized gain (loss) on investments                               (1,785)          3,404
  Net realized gain (loss) on foreign currency transactions                (43)              3
  Change in net unrealized appreciation/depreciation of:
     Investments                                                        (6,915)          2,010
     Foreign currency translations                                          18             (17)
                                                                      ------------------------
        Increase in net assets resulting from operations                18,578          22,591
                                                                      ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (27,045)        (17,263)
                                                                      ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           224,008         169,815
   Reinvested dividends                                                 22,964          14,089
   Cost of shares redeemed                                             (91,995)        (66,978)
                                                                      ------------------------
     Increase in net assets from
        capital share transactions                                     154,977         116,926
                                                                      ------------------------
Net increase in net assets                                             146,510         122,254

NET ASSETS
  Beginning of year                                                    306,749         184,495
                                                                      ------------------------
  End of year                                                         $453,259        $306,749
                                                                      ========================
Accumulated undistributed net investment income:
  End of year                                                         $    288        $     61
                                                                      ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           25,844          19,323
  Shares issued for dividends reinvested                                 2,661           1,610
  Shares redeemed                                                      (10,616)         (7,622)
                                                                      ------------------------
     Increase in shares outstanding                                     17,889          13,311
                                                                      ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the USAA High-Yield Opportunities Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this annual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

                 exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

                 services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

              repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

              gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2006, the outstanding delayed-delivery commitments, including interest purchased, for the Fund were $250,000, all of which were when-issued.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $15,000.

           H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 81% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2006. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or equivalent quality if not publicly rated). Participation in high-yielding

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

              securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

           I. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended July 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns and and foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $31,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         The tax character of distributions paid during the years ended July 31, 2006, and 2005, was as follows:

                                      2006                      2005
                                  -------------------------------------
         Ordinary income*         $27,045,000               $17,263,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $   314,000
         Accumulated capital and other losses                        (7,960,000)
         Unrealized appreciation of investments                       1,295,000
         Unrealized appreciation on foreign currency translations         1,000

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had a current post-October capital loss of $1,916,000, a current post-October currency loss of $26,000, and capital loss carryovers of $6,018,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2011 and 2014, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                       CAPITAL LOSS CARRYOVERS
                  --------------------------------
                   EXPIRES                BALANCE
                  ----------            ----------
                    2011                $5,956,000
                    2014                    62,000
                                        ----------
                               Total    $6,018,000
                                        ==========

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2006, were $270,564,000 and $129,429,000, respectively.

         The cost of securities, including short-term securities, at July 31, 2006, for federal income tax purposes, was $454,797,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2006, for federal income tax purposes, were $9,336,000 and $8,041,000, respectively, resulting in net unrealized appreciation of $1,295,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2006, the Fund received securities-lending income of $200,000, which is net of the 20% income retained by MetWest. As of July 31, 2006, the Fund loaned securities having a fair market value of approximately $9,335,000 and received cash collateral of $9,907,000 for the loans. Of this amount, $9,903,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $4,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. Management fees - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,002,000, which included a performance adjustment of $67,000 that increased the base management fee of 0.50% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $581,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

              July 31, 2006, the Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2006, the Fund did not incur any reimbursable expenses.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $711,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at July 31, 2006, for adjustments related to corrections to shareholder transactions.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                    NET REALIZED
                                                      COST TO        GAIN (LOSS)
         SELLER                     PURCHASER        PURCHASER        TO SELLER
         -----------------------------------------------------------------------
         USAA High-Yield         USAA Short-Term    $2,064,000        $(14,000)
            Opportunities Fund      Bond Fund
         USAA High-Yield         USAA Cornerstone    1,563,000           1,000
            Opportunities Fund      Strategy Fund

(9) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, management has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JULY 31,
                                               ---------------------------------------------------------------
                                                   2006          2005          2004          2003         2002
                                               ---------------------------------------------------------------
Net asset value at beginning of period         $   8.79      $   8.54      $   8.18      $   7.23      $  8.95
                                               ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .60           .61           .64           .69          .83
   Net realized and unrealized gain (loss)         (.21)          .25           .36           .95        (1.72)
                                               ---------------------------------------------------------------
Total from investment operations                    .39           .86          1.00          1.64         (.89)
                                               ---------------------------------------------------------------
Less distributions:
   From net investment income                      (.60)         (.61)         (.64)         (.69)        (.83)
                                               ---------------------------------------------------------------
Net asset value at end of period               $   8.58      $   8.79      $   8.54      $   8.18      $  7.23
                                               ===============================================================
Total return (%)*                                  4.59         10.36         12.44         23.85       (10.70)
Net assets at end of period (000)              $453,259      $306,749      $184,495      $106,988      $53,745
Ratio of expenses to
   average net assets (%)**(a),(b)                  .95           .95           .99          1.00         1.00
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(a)                          .95           .95           .99          1.08         1.12
Ratio of net investment
   income to average net assets (%)**              7.04          7.03          7.51          9.06         9.95
Portfolio turnover (%)                            35.39         29.52         55.24        105.30        96.63

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended July 31, 2006, average net assets were $387,661,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2006, through July 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING           ENDING          DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE    FEBRUARY 1, 2006 -
                               FEBRUARY 1, 2006    JULY 31, 2006      JULY 31, 2006
                               -----------------------------------------------
         Actual                   $1,000.00          $1,023.90            $4.82
         Hypothetical
            (5% return
            before expenses)       1,000.00           1,020.03             4.81

         *Expenses are equal to the Fund's annualized expense ratio of 0.96%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.39% for the six-month period of February 1, 2006, through July 31, 2006.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         At a meeting of the Board of Directors held on April 19, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of both its expense

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also noted management's discussion of expenses.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2005, and in the top 50% of its performance universe for the three-year period ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2006

         methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              STUART WESTER*
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                * STUART WESTER RETIRED EFFECTIVE AUGUST 31, 2006.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

68

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

70

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

72

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40052-0906                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Directors of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks resigned from the Board of Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. Because of the recent resignation of its audit committee financial expert, the Board is evaluating this situation and will take appropriate action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2006 and 2005 were $356,180 and $249,300, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 7-31-2006     $ 6,059            $    0       $13,746           $ 6,218          $ 26,023
FYE 7-31-2005     $56,100            $    0       $17,249           $     0          $ 73,349
----------------------------------------------------------------------------------------------
TOTAL             $62,159            $    0       $30,995           $ 6,218          $ 99,372
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS for July 31, 2006 and 2005 were $138,023 and $116,349, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    SEPTEMBER 27, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 2, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 2, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.